UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513 )

Exact name of registrant as specified in charter: Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2007

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments:

Putnam International Growth and Income Fund

The fund's portfolio
9/30/06 (Unaudited)
COMMON STOCKS (98.8%)(a)
	Shares	Value

Airlines (1.9%)
British Airways PLC (United Kingdom) (NON)	757,167	$6,038,467
Qantas Airways, Ltd. (Australia)	1,398,757	4,085,698
Singapore Airlines, Ltd. (Singapore)	775,000	7,133,387
		17,257,552

Automotive (4.3%)
Bayerische Motoren Werke (BMW) AG (Germany)	160,042	8,568,518
Nissan Motor Co., Ltd. (Japan)	543,900	6,112,538
Renault SA (France)	101,942	11,678,880
Suzuki Motor Corp. (Japan)	546,900	13,932,719
		40,292,655

Banking (25.5%)
ABN AMRO Holding NV (Netherlands)	378,653	11,030,843
Banco Santander Central Hispano SA (Spain)	1,173,832	18,540,092
Bank of Ireland PLC (Ireland)	541,747	10,580,845
Barclays PLC (United Kingdom)	1,640,565	20,651,921
BNP Paribas SA (France)	229,771	24,693,721
Credit Agricole SA (France)	316,274	13,876,529
Daegu Bank (South Korea)	334,680	5,590,889
DnB Holdings ASA (Norway)	848,400	10,402,707
HSBC Holdings PLC (United Kingdom)	1,387,791	25,258,818
IntesaBCI SpA (Italy)	1,077,872	7,085,558
KBC Groupe SA (Belgium)	39,264	4,130,225
Mizuho Financial Group, Inc. (Japan)	1,182	9,154,488
National Bank of Greece SA (Greece)	214,702	9,229,696
Pusan Bank (South Korea)	293,800	3,644,910
Royal Bank of Scotland Group PLC (United Kingdom)	684,470	23,509,493
Societe Generale (France)	107,857	17,144,765
Swedbank AB (Sweden)	299,100	8,879,308
UniCredito Italiano SpA (Italy)	1,607,188	13,323,423
		236,728,231

Basic Materials (1.6%)
Anglo American PLC (United Kingdom)	251,892	10,505,343
Teck Comico, Ltd. Class B (Canada)	69,300	4,349,112
		14,854,455

Chemicals (1.9%)
Asahi Kasei Corp. (Japan)	1,037,000	6,662,235
BASF AG (Germany)	134,157	10,759,541
		17,421,776

Commercial and Consumer Services (1.0%)
GS Holdings Corp. (South Korea)	117,590	4,123,039
Macquarie Infrastructure Group (Australia)	2,329,185	5,550,923
		9,673,962

Conglomerates (0.7%)
Investor AB Class B (Sweden)	319,600	6,652,426

Construction (1.0%)
Skanska AB Class B (Sweden)	575,200	9,735,181

Consumer Cyclicals (1.8%)
Matsushita Electric Industrial Co., Ltd. (Japan)	787,000	16,727,967

Consumer Finance (0.4%)
Sanyo Shinpan Finance Co., Ltd. (Japan)	95,500	3,811,268

Consumer Goods (0.9%)
Reckitt Benckiser PLC (United Kingdom)	193,469	8,000,113

Distribution (0.7%)
Canon Sales Co., Inc. (Japan)	253,000	6,077,709

Electric Utilities (2.6%)
E.On AG (Germany)	102,925	12,216,486
Kansai Electric Power, Inc. (Japan)	266,200	6,140,086
Scottish Power PLC (United Kingdom)	461,872	5,620,089

		23,976,661

Electrical Equipment (1.6%)
Brother Industries, Ltd. (Japan)	521,000	6,539,431
Schneider Electric SA (France)	77,458	8,628,625
		15,168,056

Electronics (3.8%)
Hynix Semiconductor, Inc. (South Korea) (NON)	127,880	5,061,207
Hynix Semiconductor, Inc. GDR 144A (South Korea) (NON)	28,905	1,106,483
Omron Corp. (Japan)	439,500	10,774,509
Rohm Co., Ltd. (Japan)	67,700	6,305,980
Samsung Electronics Co., Ltd. (South Korea)	6,837	4,815,979
United Microelectronics Corp. (Taiwan)	12,080,640	6,753,417
		34,817,575

Energy (0.7%)
Aker Kvaerner ASA (Norway)	70,700	6,292,835

Engineering & Construction (2.0%)
Daito Trust Construction Co., Ltd. (Japan)	193,200	10,520,061
Shimizu Corp. (Japan)	1,447,000	8,299,887
		18,819,948

Financial (0.6%)
Orix Corp. (Japan)	18,660	5,184,309

Food (0.8%)
Toyo Suisan Kaisha, Ltd. (Japan)	536,000	7,725,155

Gaming & Lottery (1.5%)
Ladbrokes PLC (United Kingdom)	909,318	6,606,516
Sankyo Co., Ltd. (Japan)	134,700	7,186,086
		13,792,602

Homebuilding (1.3%)
Barratt Developments PLC (United Kingdom)	608,176	12,108,591

Insurance (6.1%)
Allianz AG (Germany)	79,572	13,755,259
Axa SA (France)	304,185	11,203,963
ING Groep NV (Netherlands)	532,213	23,384,563
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	50,637	8,001,069
		56,344,854

Investment Banking/Brokerage (6.2%)
3i Group PLC (United Kingdom)	305,314	5,334,548
Credit Suisse Group (Switzerland)	401,464	23,170,007
Deutsche Bank AG (Germany)	156,733	18,944,574
Nomura Securities Co., Ltd. (Japan)	597,600	10,508,540
		57,957,669

Machinery (1.1%)
Hyundai Heavy Industries (South Korea)	42,540	5,911,746
MAN AG (Germany)	49,072	4,141,361
		10,053,107

Manufacturing (0.4%)
IMI PLC (United Kingdom)	392,384	3,713,746

Metals (5.4%)
Alcan Aluminum, Ltd. (Canada)	144,428	5,768,574
JFE Holdings, Inc. (Japan)	150,800	5,931,670
Nippon Steel Corp. (Japan)	2,070,000	8,504,308
POSCO (South Korea)	55,285	14,350,771
Rautaruukki OYJ (Finland)	246,650	7,076,016
Voest-Alpine AG (Austria)	89,753	3,702,595
Zinifex, Ltd. (Australia)	531,910	4,639,331
		49,973,265

Natural Gas Utilities (1.2%)
Osaka Gas Co., Ltd. (Japan)	1,274,000	4,452,642
Toho Gas Co., Ltd. (Japan)	868,000	3,741,304
Tokyo Gas Co., Ltd. (Japan)	536,000	2,694,714
		10,888,660

Oil & Gas (6.4%)
BP PLC (United Kingdom)	1,513,569	16,452,516

China Petroleum & Chemical Corp. (China)	7,622,000	4,722,147
EnCana Corp. (Canada)	101,700	4,742,171
Norsk Hydro ASA (Norway)	219,875	4,917,941
Petroleo Brasileiro SA ADR (Brazil)	97,945	8,210,729
Repsol YPF SA (Spain)	221,366	6,580,570
Statoil ASA (Norway)	140,200	3,318,731
Technip SA (France)	185,660	10,539,735
		59,484,540

Pharmaceuticals (2.1%)
Daiichi Sankyo Co., Ltd. (Japan)	140,900	4,003,315
Ono Pharmaceutical Co., Ltd. (Japan)	168,100	7,486,592
Tanabe Seiyaku Co., Ltd. (Japan)	663,000	8,327,399
		19,817,306

Photography/Imaging (0.8%)
Konica Corp. (Japan)	582,500	7,832,604

Publishing (1.5%)
Dai Nippon Printing Co., Ltd. (Japan)	599,000	9,265,830
Schibsted ASA (Norway)	160,400	4,824,578
		14,090,408

Railroads (0.7%)
East Japan Railway Co. (Japan)	931	6,527,848

Retail (2.1%)
Adidas-Salomon AG (Germany)	130,496	6,125,508
Lawson, Inc. (Japan)	243,100	8,552,013
Onward Kashiyama Co., Ltd. (Japan)	351,000	5,062,575
		19,740,096

Shipping (0.5%)
Hyundai Mipo Dockyard (South Korea)	35,370	4,404,667

Telecommunications (5.2%)
France Telecom SA (France)	315,794	7,239,723
Koninklijke (Royal) KPN NV (Netherlands)	548,467	6,988,564
KT Freetel Co., Ltd. (South Korea)	244,790	7,522,248
SK Telecom Co., Ltd. (South Korea)	21,140	4,510,880
Telefonos de Mexico SA de CV (Telmex) (Mexico)	5,041,255	6,465,205
Vodafone Group PLC (United Kingdom)	6,668,450	15,225,827
		47,952,447

Telephone (1.4%)
Belgacom SA (Belgium)	200,848	7,820,074
Hellenic Telecommunication Organization (OTE) SA (Greece) (NON)	213,700	5,234,807
		13,054,881

Tobacco (0.7%)
Japan Tobacco, Inc. (Japan)	1,602	6,239,452

Utilities (0.4%)
Spark Infrastructure Group (Australia)	4,401,951	4,006,131
Total common stocks (cost $793,218,107)		$917,200,708

SHORT-TERM INVESTMENTS (1.8%)(a) (cost $16,513,144)
	Shares	Value

Putnam Prime Money Market Fund (e)	16,513,144	$16,513,144

TOTAL INVESTMENTS

Total investments (cost $809,731,251) (b)		$933,713,852

FORWARD CURRENCY CONTRACTS TO BUY at 9/30/06 (aggregate face value $157,829,582) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$26,194,937	$26,106,771	10/18/06	$88,166
British Pound	35,622,110	35,877,184	12/20/06	(255,074)
Canadian Dollar	54,373,999	54,066,282	10/18/06	307,717
Japanese Yen	6,734,641	6,962,975	11/15/06	(228,334)
Swiss Franc	34,322,172	34,816,370	12/20/06	(494,198)

Total				$(581,723)

FORWARD CURRENCY CONTRACTS TO SELL at 9/30/06 (aggregate face value $140,214,625) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

British Pound	$2,974,724	$2,997,004	12/20/06	$22,280
Euro	38,374,527	38,889,861	12/20/06	515,334
Japanese Yen	67,086,539	69,163,608	11/15/06	2,077,069
Norwegian Krone	23,844,276	24,106,792	12/20/06	262,516
Swedish Krona	5,017,256	5,057,360	12/20/06	40,104

Total				$ 2,917,303

NOTES

(a) Percentages indicated are based on net assets of $928,081,846.

(b) The aggregate identified cost on a tax basis is $810,030,400, resulting in gross unrealized appreciation and depreciation of $143,869,190 and $20,185,738, respectively, or net unrealized appreciation of $123,683,452.

(NON) Non-income-producing security.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $119,074 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $72,882,936 and $56,369,792, respectively.

At September 30, 2006, liquid assets totaling $19,950,537 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository Receipts respectively, representing ownership of foreign securities on deposit with a custodian bank.

Distribution of investments by country of issue at September 30, 2006: (as a percentage of Portfolio Value)

Australia	2.0%
Austria	0.4
Belgium	1.3
Brazil	0.9
Canada	1.6
China	0.5
Finland	0.8
France	11.2
Germany	8.8
Greece	1.5
Ireland	1.1
Italy	2.2
Japan	24.7
Mexico	0.7
Netherlands	4.4
Norway	3.2
Singapore	0.8
South Korea	6.5
Spain	2.7
Sweden	2.7
Switzerland	2.5
Taiwan	0.7
United Kingdom	17.0
United States	1.8

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Certain investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: December 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 5, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 5, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07513 )

Exact name of registrant as specified in charter: Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2007

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments:

Putnam Small Cap Growth Fund

The fund's portfolio
9/30/06 (Unaudited)

COMMON STOCKS (99.2%)(a)

	Shares	Value

Advertising and Marketing Services (1.6%)
aQuantive, Inc. (NON)	77,200	$1,823,464
inVentiv Health, Inc. (NON)	193,300	6,191,399
		8,014,863

Aerospace and Defense (3.6%)
AAR Corp. (NON)	42,800	1,020,352
Armor Holdings, Inc. (NON)	44,500	2,551,185
Innovative Solutions & Support, Inc. (NON)	44,600	648,038
K&F Industries Holdings, Inc. (NON)	128,300	2,409,474
LMI Aerospace, Inc. (NON)	138,800	2,567,800
Orbital Sciences Corp. (NON)	123,500	2,318,095
Teledyne Technologies, Inc. (NON)	74,800	2,962,080
United Industrial Corp.	59,200	3,167,200
		17,644,224

Airlines (0.4%)
World Air Holdings, Inc. (NON)	238,300	2,144,700

Automotive (0.9%)
Lamson & Sessions Co. (The) (NON)	90,700	2,160,474
Snap-On, Inc.	53,900	2,401,245
		4,561,719

Banking (3.5%)
Capital Corporation of the West	15,000	465,300
Capitol Bancorp, Ltd.	36,800	1,637,600
Center Financial Corp.	54,400	1,293,632
City Holding Co.	66,500	2,651,355
Columbia Banking Systems, Inc.	39,000	1,248,390
Corus Bankshares, Inc.	86,700	1,938,612
Financial Institutions, Inc.	58,100	1,357,216
First State Bancorp.	22,300	579,131
Placer Sierra Bancshares	42,200	937,262
PremierWest Bancorp	105,875	1,692,941
Trico Bancshares	101,700	2,517,075
Western Alliance Bancorp. (NON)	26,200	861,980
		17,180,494

Beverage (0.3%)
Jones Soda Co. (NON)	145,800	1,304,910

Biotechnology (4.8%)
Alexion Pharmaceuticals, Inc. (NON)	46,700	1,586,866
Digene Corp. (NON)	75,900	3,275,085
Illumina, Inc. (NON)	51,300	1,694,952
Invitrogen Corp. (NON)	22,700	1,439,407
LifeCell Corp. (NON)	156,800	5,052,096
Medicines Co. (NON)	92,800	2,093,568
MGI Pharma, Inc. (NON)	120,900	2,080,689
Millennium Pharmaceuticals, Inc. (NON)	90,200	897,490
Myogen, Inc. (NON)	104,000	3,648,320
Telik, Inc. (NON)	112,300	1,997,817
		23,766,290

Broadcasting (0.3%)
World Wrestling Entertainment, Inc.	101,800	1,672,574

Building Materials (0.5%)
Comfort Systems USA, Inc.	109,400	1,253,724
Genlyte Group, Inc. (The) (NON)	19,176	1,365,331
		2,619,055

Chemicals (2.3%)
Airgas, Inc.	67,200	2,430,624
Koppers Holdings, Inc.	145,200	2,754,444
Pioneer Cos., Inc. (NON)	183,200	4,490,232
PW Eagle, Inc.	59,800	1,794,598
		11,469,898

Commercial and Consumer Services (3.6%)
Ambassadors Group, Inc.	86,000	2,432,080
Healthcare Services Group, Inc.	147,600	3,713,616
Home Solutions of America, Inc. (NON)	481,000	2,635,880

ICT Group, Inc. (NON)	75,500	2,375,985
MoneyGram International, Inc.	73,100	2,124,286
Watson Wyatt Worldwide, Inc. Class A	80,800	3,306,336
Wright Express Corp. (NON)	45,700	1,099,542
		17,687,725

Communications Equipment (1.3%)
Aware, Inc. (NON)	155,600	880,696
CommScope, Inc. (NON)	65,800	2,162,188
Comtech Telecommunications Corp. (NON)	52,100	1,744,308
Radyne Comstream Corp. (NON)	124,400	1,522,656
		6,309,848

Computers (4.6%)
American Reprographics Co. (NON)	65,900	2,112,754
Anixter International, Inc.	44,400	2,507,268
ANSYS, Inc. (NON)	30,200	1,334,236
Atheros Communications (NON)	65,700	1,191,141
Jack Henry & Associates, Inc.	115,100	2,505,727
Mentor Graphics Corp. (NON)	164,200	2,311,936
MTS Systems Corp.	57,600	1,862,784
Open Solutions, Inc. (NON)	81,800	2,356,658
RealNetworks, Inc. (NON)	316,200	3,354,882
Riverbed Technolgoy, Inc. (NON)	10,435	203,483
Vasco Data Security Intl. (NON)	219,200	2,270,912
Verint Systems, Inc. (NON)	26,900	808,345
		22,820,126

Construction (0.3%)
Infrasourse Services, Inc. (NON)	71,200	1,249,560

Consumer Cyclicals (0.8%)
Blue Nile, Inc. (NON)	42,600	1,548,510
Tupperware Brands Corp.	131,200	2,553,152
		4,101,662

Consumer Finance (0.8%)
World Acceptance Corp. (NON)	83,200	3,659,136

Consumer Goods (0.4%)
Bare Escentuals, Inc. (NON)	10,280	279,102
Chattem, Inc. (NON)	53,300	1,871,896
		2,150,998

Consumer Services (1.0%)
Digital Insight Corp. (NON)	36,500	1,070,180
Interline Brands, Inc. (NON)	94,300	2,327,324
Labor Ready, Inc. (NON)	73,700	1,174,041
Shutterfly, Inc. (NON)	20,700	321,885
		4,893,430

Distribution (0.8%)
LKQ Corp. (NON)	65,300	1,434,641
MWI Veterinary Supply, Inc. (NON)	73,292	2,457,481
		3,892,122

Electric Utilities (0.4%)
Pike Electric Corp. (NON)	144,000	2,145,600

Electrical Equipment (1.9%)
American Science & Engineering, Inc. (NON)	38,900	1,887,428
LoJack Corp. (NON)	56,500	1,106,835
Napco Security Systems, Inc. (NON)	189,750	1,130,910
Rofin-Sinar Technologies, Inc. (NON)	33,100	2,011,487
WESCO International, Inc. (NON)	57,100	3,313,513
		9,450,173

Electronics (3.8%)
Ansoft Corp. (NON)	101,100	2,518,401
Axsys Technologies, Inc. (NON)	53,200	904,400
Cypress Semiconductor Corp. (NON)	138,500	2,461,145
General Cable Corp. (NON)	700	26,747
Itron, Inc. (NON)	64,100	3,576,780
Komag, Inc. (NON)	48,100	1,537,276
RF Micro Devices, Inc. (NON)	120,200	911,116
Silicon Image, Inc. (NON)	205,000	2,607,600
Supertex, Inc. (NON)	57,300	2,227,251
Zoran Corp. (NON)	123,316	1,982,921
		18,753,637

Energy (4.2%)

Basic Energy Services, Inc. (NON)	39,600	966,240
Cameron International Corp. (NON)	36,500	1,763,315
Core Laboratories NV (Netherlands) (NON)	31,300	1,996,940
Global Industries, Ltd. (NON)	61,000	949,160
Grey Wolf, Inc. (NON)	443,700	2,963,916
Hercules Offshore, Inc. (NON)	47,600	1,477,980
Input/Ouput, Inc. (NON)	256,900	2,551,017
NATCO Group, Inc. (NON)	71,700	2,064,960
Pride International, Inc. (NON)	74,600	2,045,532
Superior Energy Services (NON)	66,700	1,751,542
Tidewater, Inc.	48,400	2,138,796
		20,669,398

Energy (Other) (0.2%)
Headwaters, Inc. (NON)	49,300	1,151,155

Engineering & Construction (0.4%)
EMCOR Group, Inc. (NON)	36,200	1,985,208

Entertainment (0.5%)
Macrovision Corp. (NON)	102,600	2,430,594

Food (0.4%)
Hain Celesial Group, Inc. (NON)	67,500	1,725,300

Forest Products and Packaging (0.5%)
Graphic Packaging Corp. (NON)	340,200	1,245,132
Silgan Holdings, Inc.	35,200	1,322,112
		2,567,244

Health Care Services (5.2%)
AMN Healthcare Services, Inc. (NON)	89,200	2,118,500
Bioenvision, Inc. (NON)	237,700	1,309,727
Genesis HealthCare Corp. (NON)	21,700	1,033,571
HealthExtras, Inc. (NON)	70,600	1,998,686
Magellan Health Services, Inc. (NON)	57,300	2,440,980
Molina Healthcare, Inc. (NON)	63,300	2,238,288
Odyssey Healthcare, Inc. (NON)	93,700	1,328,666
Psychiatric Solutions, Inc. (NON)	63,400	2,161,306
Sierra Health Services, Inc. (NON)	58,000	2,194,720
United Therapeutics Corp. (NON)	61,200	3,215,448
VCA Antech, Inc. (NON)	87,600	3,158,856
WellCare Health Plans, Inc. (NON)	40,400	2,287,852
		25,486,600

Household Furniture and Appliances (1.2%)
American Woodmark Corp.	71,200	2,398,728
Conn's, Inc. (NON)	73,300	1,529,771
Select Comfort Corp. (NON)	94,650	2,070,942
		5,999,441

Insurance (1.2%)
FBL Financial Group, Inc. Class A	12,052	403,380
Philadelphia Consolidated Holding Corp. (NON)	66,000	2,625,480
Safety Insurance Group, Inc.	57,100	2,778,486
		5,807,346

Investment Banking/Brokerage (1.7%)
Calamos Asset Management, Inc. Class A	47,000	1,378,040
Evercore Partners, Inc. Class A (NON)	7,400	213,120
GFI Group, Inc. (NON)	46,119	2,549,920
Greenhill & Co., Inc.	35,370	2,370,497
SWS Group, Inc.	72,800	1,811,992
		8,323,569

Machinery (1.5%)
Applied Industrial Technologies, Inc.	58,050	1,416,420
Bucyrus International, Inc. Class A	24,800	1,052,016
Kaydon Corp.	65,200	2,413,704
Wabtec Corp.	96,000	2,604,480
		7,486,620

Manufacturing (1.3%)
IDEX Corp.	28,100	1,209,705
Knoll, Inc.	54,100	1,092,820
Mobile Mini, Inc. (NON)	66,408	1,886,651
Tredegar Corp.	132,100	2,211,354
		6,400,530

Medical Technology (7.0%)
Adeza Biomedical Corp. (NON)	124,400	2,041,404
Atherogenics, Inc. (NON)	143,900	1,895,163

DENTSPLY International, Inc.	77,000	2,318,470
DJ Orthopedics, Inc. (NON)	38,700	1,607,211
Hologic, Inc. (NON)	74,313	3,234,102
ICU Medical, Inc. (NON)	54,400	2,474,112
Immucor, Inc. (NON)	62,400	1,398,384
Intuitive Surgical, Inc. (NON)	9,700	1,022,865
Meridian Bioscience, Inc.	89,100	2,094,741
Millipore Corp. (NON)	28,700	1,759,310
NxStage Medical, Inc. (NON)	102,400	898,048
OraSure Technologies, Inc. (NON)	143,500	1,153,740
Palomar Medical Technologies, Inc. (NON)	48,800	2,059,360
PSS World Medical, Inc. (NON)	129,500	2,588,705
Techne Corp. (NON)	34,700	1,764,842
Vital Signs, Inc.	42,900	2,428,569
Volcano Corp. (NON)	95,300	1,094,997
Zoll Medical Corp. (NON)	76,500	2,745,585
		34,579,608

Metals (1.1%)
Gibraltar Industries, Inc.	43,400	962,612
Quanex Corp.	59,400	1,802,790
RBC Bearings, Inc. (NON)	59,800	1,444,170
Steel Technologies, Inc.	58,700	1,152,281
		5,361,853

Office Equipment & Supplies (0.5%)
Global Imaging Systems, Inc. (NON)	112,500	2,482,875

Oil & Gas (2.9%)
Alon USA Energy, Inc.	67,400	1,987,626
Exploration Company of Delaware, Inc. (The) (NON)	152,100	1,455,597
Frontier Oil Corp.	139,800	3,715,884
Holly Corp.	25,400	1,100,582
Pioneer Drilling Co. (NON)	158,700	2,037,708
Tesoro Corp.	36,600	2,122,068
Todco Class A (NON)	32,600	1,127,960
Universal Compression Holdings, Inc. (NON)	16,100	860,545
		14,407,970

Pharmaceuticals (2.5%)
Alkermes, Inc. (NON)	50,700	803,595
Cephalon, Inc. (NON)	31,300	1,932,775
Endo Pharmaceuticals Holdings, Inc. (NON)	38,300	1,246,665
Labopharm, Inc. (Canada) (NON)	88,600	502,362
Penwest Pharmaceuticals Co. (NON)	38,300	637,695
Salix Pharmaceuticals, Ltd. (NON)	530,752	7,196,997
		12,320,089

Real Estate (0.8%)
Global Signal, Inc. (R)	26,500	1,340,370
LaSalle Hotel Properties (R)	57,900	2,509,386
		3,849,756

Restaurants (3.1%)
Buffalo Wild Wings, Inc. (NON)	61,300	2,344,725
Domino's Pizza, Inc.	147,700	3,788,505
McCormick & Schmick's Seafood Restaurants, Inc. (NON)	99,000	2,226,510
Morton's Restaurant Group, Inc. (NON)	142,460	2,195,309
Papa John's International, Inc. (NON)	65,900	2,379,649
Sonic Corp. (NON)	100,700	2,276,827
		15,211,525

Retail (9.4%)
American Eagle Outfitters, Inc.	57,100	2,502,693
Big Lots, Inc. (NON)	159,100	3,151,771
Brown Shoe Co., Inc.	76,400	2,738,176
Cash America International, Inc.	73,800	2,884,104
Coldwater Creek, Inc. (NON)	39,800	1,144,648
Dick's Sporting Goods, Inc. (NON)	52,800	2,403,456
Dress Barn, Inc. (NON)	110,500	2,411,110
Ezcorp, Inc. Class A (NON)	119,800	4,633,864
Guess ?, Inc. (NON)	50,700	2,460,471
J Crew Group, Inc. (NON)	13,640	410,155
Longs Drug Stores, Inc.	118,100	5,433,781
Pantry, Inc. (The) (NON)	123,300	6,950,421
Priceline.com, Inc. (NON)	69,100	2,542,189
Under Armour, Inc. Class A (NON)	49,100	1,964,982
Wild Oats Markets, Inc. (NON)	84,000	1,358,280
Wolverine World Wide, Inc.	67,300	1,905,263
Zumiez, Inc. (NON)	49,300	1,331,100
		46,226,464

Schools (0.5%)
Bright Horizons Family Solutions, Inc. (NON)	62,699	2,616,429

Semiconductor (2.4%)
Advanced Energy Industries, Inc. (NON)	107,200	1,826,688
AMIS Holdings, Inc. (NON)	187,500	1,779,375
Cymer, Inc. (NON)	21,500	944,065
Lam Research Corp. (NON)	53,800	2,438,754
Micrel, Inc. (NON)	189,800	1,820,182
Nextest Systems Corp. (NON)	58,490	769,728
Standard Microsystems Corp. (NON)	69,300	1,969,506
		11,548,298

Shipping (0.3%)
Kirby Corp. (NON)	52,400	1,641,692

Software (1.8%)
Aspen Technology, Inc. (NON)	109,400	1,194,648
Blackboard, Inc. (NON)	70,000	1,855,000
Interwoven, Inc. (NON)	215,200	2,373,656
MicroStrategy, Inc. (NON)	33,600	3,421,488
		8,844,792

Staffing (1.3%)
Kforce, Inc. (NON)	129,900	1,549,707
Korn/Ferry International (NON)	218,200	4,569,108
		6,118,815

Technology (1.1%)
ON Semiconductor Corp. (NON)	936,200	5,504,856

Technology Services (3.1%)
Acxiom Corp.	103,500	2,552,310
CSG Systems International, Inc. (NON)	97,800	2,584,854
Cybersource Corp. (NON)	94,600	1,119,118
IHS, Inc. Class A (NON)	68,900	2,210,312
Infocrossing, Inc. (NON)	186,800	2,504,988
Sykes Enterprises, Inc. (NON)	154,200	3,137,970
Trizetto Group (NON)	88,900	1,345,946
		15,455,498

Telecommunications (1.8%)
Brightpoint, Inc. (NON)	93,000	1,322,460
Essex Corp. (NON)	40,100	697,740
j2 Global Communications, Inc. (NON)	61,200	1,662,804
Nice Systems, Ltd. ADR (Israel) (NON)	82,700	2,288,309
SAVVIS, Inc. (NON)	97,300	2,773,050
		8,744,363

Textiles (1.1%)
Gymboree Corp. (The) (NON)	63,700	2,686,866
Maidenform Brands, Inc. (NON)	131,200	2,532,160
		5,219,026

Transportation (0.6%)
Hornbeck Offshore Services, Inc. (NON)	91,300	3,058,550

Transportation Services (1.3%)
Dynamex, Inc. (NON)	121,700	2,525,275
HUB Group, Inc. Class A (NON)	159,600	3,635,688
		6,160,963

Trucks & Parts (0.4%)
Spartan Motors, Inc.	97,700	1,839,691

Total common stocks (cost $447,054,200)		$488,718,862

SHORT-TERM INVESTMENTS (1.6%)(a) (cost $7,650,247)
	Shares	Value

Putnam Prime Money Market Fund (e)	7,650,247	$7,650,247

TOTAL INVESTMENTS

Total investments (cost $454,704,447) (b)		$496,369,109

NOTES

(a) Percentages indicated are based on net assets of $492,796,466.

(b) The aggregate identified cost on a tax basis is $455,267,161, resulting in gross unrealized appreciation and depreciation of $65,583,007 and $24,481,059, respectively, or net unrealized appreciation of $41,101,948.

(NON) Non-income-producing security.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $80,504 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $49,744,306 and $46,869,245, respectively.

(R) Real Estate Investment Trust.

At September 30, 2006, liquid assets totaling $536,660 have been designated as collateral for open forward commitments.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: December 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 5, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 5, 2006